BUSINESS (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Apr. 21, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
BUSINESS
Consideration received, net	$ 577,100
Liquidity And Going Concern [Abstract]
Consideration received, net	$ 577,100
Cash and cash equivalents		$ 9,873		$ 6,942	$ 12,889
Accumulated deficit		490,394		407,841	259,054
Net current liabilities		154,900
Debt financing coming due within the next 12 months		123,100
Net loss		82,553	$ 17,471	156,124	59,414
Negative cash flows from operating activities		$ 1,827	$ 10,670	$ 33,671	$ 29,678